Average Annual Total Returns{- Fidelity Managed Retirement 2020 Fund} - 07.31 Fidelity Managed Retirement Funds AI Combo PRO-15 - Fidelity Managed Retirement 2020 Fund	Fidelity Advisor Managed Retirement 2020 Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Managed Retirement 2020 Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Managed Retirement 2020 Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Managed Retirement 2020 Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Managed Retirement 2020 Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Managed Retirement 2020 Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Managed Retirement 2020 Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Managed Retirement 2020 Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Managed Retirement 2020 Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Managed Retirement 2020 Fund-Class I Return Before Taxes Past 1 year	Fidelity Advisor Managed Retirement 2020 Fund-Class I Return Before Taxes Past 5 years	Fidelity Advisor Managed Retirement 2020 Fund-Class I Return Before Taxes Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	IXZNK Past 1 year	IXZNK Past 5 years	IXZNK Past 10 years
Total	5.36%	7.03%	6.72%	4.25%	5.00%	5.27%	3.59%	5.04%	5.00%	12.07%	8.58%	7.63%	7.51%	4.44%	3.84%	11.69%	8.75%	8.08%